Leases (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Quantitative Information About Leases
The balance sheet shows the following amounts relating to leases:

	12/31/2023	12/31/2022
Sub-lease receivable
Rio de Janeiro Office - BM 336	5,538	2,843

Total	5,538	2,843

Current	4,071	1,500
Non-current	1,467	1,343

Total	5,538	2,843

Right of use assets
Rio de Janeiro Office - BM 336	48,741	55,758
São Paulo Office – JRA	8,780	12,682
NY Office - Third Avenue	787	1,696

Total	58,308	70,136

Lease liabilities
Rio de Janeiro Office - BM 336	(61,051)	(70,538)
São Paulo Office – JRA	(10,821)	(13,701)
NY Office - Third Avenue	(940)	(1,972)

Total	(72,812)	(86,211)

Current	(24,381)	(24,147)
Non-current	(48,431)	(62,064)

Total	(72,812)	(86,211)

Summary of Quantitative Information About Leases Costs
The statement of profit or loss shows the following amounts relating to leases:

	2023	2022	2021
Right of use assets depreciation	(9,686)	(10,800)	(9,812)
Financial expense	(9,809)	(9,359)	(12,281)

	(19,495)	(20,159)	(22,093)